Provisions - Narrative (Details) $ in Millions		Dec. 31, 2023 USD ($) case category	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Other provisions	[1]	$ 1,741	$ 1,958	$ 2,566
Brazil PIS And COFINS Tax Matters
Disclosure of other provisions [line items]
Selected cases | case		3			2	1
Cases provided for | category		1
Other provisions		$ 400

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.